UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6453

Fidelity Court Street Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Connecticut Municipal Money Market Fund

February 28, 2005

CTM-QTLY-0405

1.814096.100

Investments February 28, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 94.0%
	Principal Amount	Value
Connecticut - 71.3%
Bridgeport Gen. Oblig. Participating VRDN:
Series ROC II R182, 1.88% (Liquidity Facility Citibank NA) (a)(e)	$ 2,865,000	$ 2,865,000
Series ROC II R45, 1.88% (Liquidity Facility Citibank NA) (a)(e)	5,000,000	5,000,000
Connecticut Arpt. Rev. Participating VRDN Series MSTC 01 129, 1.9% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(d)(e)	17,915,000	17,915,000
Connecticut Dev. Auth. Arpt. Facility Rev.:
Participating VRDN Series PT 2311, 1.92% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	4,160,000	4,160,000
(Bradley Arpt. Hotel Proj.):
Series 1997 A, 1.86%, LOC KBC Bank NV, VRDN (a)	3,400,000	3,400,000
Series 1997 B, 1.86%, LOC JPMorgan Chase Bank, VRDN (a)	1,000,000	1,000,000
Series 1997 C, 1.86%, LOC Fleet Nat'l. Bank, VRDN (a)	800,000	800,000
Connecticut Dev. Auth. Indl. Dev. Rev.:
(Lapham Hickey Steel Corp. Proj.) 1.95%, LOC Harris Trust & Savings Bank, Chicago, VRDN (a)(d)	1,795,000	1,795,000
(The Energy Network/Sina Proj.) Series 2000, 1.93%, LOC Fleet Nat'l. Bank, VRDN (a)(d)	1,300,000	1,300,000
(W.E. Bassett Co. Proj.) Series 1986, 1.9%, LOC Fleet Bank NA, VRDN (a)(d)	400,000	400,000
Connecticut Dev. Auth. Wtr. Facilities Rev.:
Participating VRDN Series PA 1250, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	7,650,000	7,650,000
(Connecticut Wtr. Co. Proj.) Series 2004 A, 1.93%, LOC Citizens Bank of Rhode Island, VRDN (a)(d)	1,250,000	1,250,000
Connecticut Gen. Oblig.:
Participating VRDN:
Series 03 11, 1.88% (Liquidity Facility Citibank NA, New York) (a)(e)	9,900,000	9,900,000
Series BA 02 A, 1.89% (Liquidity Facility Bank of America NA) (a)(e)	4,815,000	4,815,000
Series EGL 01 701, 1.88% (Liquidity Facility Citibank NA, New York) (a)(e)	20,000,000	20,000,000
Series EGL 03 11, 1.88% (Liquidity Facility Citibank NA, New York) (a)(e)	9,900,000	9,900,000
Series Floaters 01 681, 1.89% (Liquidity Facility Morgan Stanley) (a)(e)	10,325,000	10,325,000
Series MS 00 514, 1.89% (Liquidity Facility Morgan Stanley) (a)(e)	9,695,000	9,695,000
Municipal Securities - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Gen. Oblig.: - continued
Participating VRDN:
Series MS 01 571, 1.89% (Liquidity Facility Morgan Stanley) (a)(e)	$ 24,675,000	$ 24,675,000
Series PA 888R, 1.87% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,995,000	4,995,000
Series PT 1246, 1.87% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	6,100,000	6,100,000
Series PT 1803, 1.87% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	9,000,000	9,000,000
Series PT 2223, 1.87% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	7,805,000	7,805,000
Series Putters 291, 1.87% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(e)	13,210,000	13,210,000
Series Putters 320, 1.87% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(e)	6,715,000	6,715,000
Series Putters 412, 1.87% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	7,495,000	7,495,000
Series Putters 432, 1.87% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,490,000	2,490,000
Series Putters 672, 1.87% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	7,815,000	7,815,000
Series ROC II 4009, 1.88% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	18,810,000	18,810,000
Series ROC II R1064, 1.88% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	6,825,000	6,825,000
Series ROC II R3013, 1.88% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	5,305,000	5,305,000
Series ROC II R4048, 1.88% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	5,210,000	5,210,000
Series 2004 A, 1.9% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	15,125,000	15,125,000
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds (Yale Univ. Proj.) Series S1, 1.99% tender 4/1/05, CP mode	6,100,000	6,100,000
Participating VRDN:
Series EGL 02 6027, 1.9% (Liquidity Facility Citibank NA, New York) (a)(e)	7,305,000	7,305,000
Series EGL 04 19, 1.88% (Liquidity Facility Citibank NA) (a)(e)	14,850,000	14,850,000
(Bradley Health Care, Inc. Proj.) Series B, 1.84%, LOC Fleet Nat'l. Bank, VRDN (a)	5,600,000	5,600,000
(Charlotte Hungerford Hosp. Proj.) Series C, 1.86%, LOC Fleet Bank NA, VRDN (a)	2,825,000	2,825,000
Municipal Securities - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
(Greenwich Academy Proj.) Series C, 1.84%, LOC Wachovia Bank NA, VRDN (a)	$ 8,270,000	$ 8,270,000
(Hartford Hosp. Proj.) Series B, 1.86%, LOC Fleet Nat'l. Bank, VRDN (a)	5,000,000	5,000,000
Series M, 1.83%, LOC KBC Bank NV, VRDN (a)	8,120,000	8,120,000
Connecticut Hsg. Fin. Auth.:
Participating VRDN:
Series BA 99 D, 1.89% (Liquidity Facility Bank of America NA) (a)(d)(e)	19,995,000	19,995,000
Series MT 37, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	37,555,000	37,555,000
Series MT 38, 1.91% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)(e)	19,440,000	19,440,000
Series MT 63, 1.91% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)(e)	8,410,000	8,410,000
Series PT 2337, 1.91% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,950,000	4,950,000
Series 1990 C, 1.97%, VRDN (a)(d)	7,490,000	7,490,000
Series 1990 D, 1.97%, VRDN (a)(d)	10,022,000	10,022,000
Series 2001 A3, 1.82% (AMBAC Insured), VRDN (a)(d)	10,000,000	10,000,000
Series 2002 A3, 1.87% (AMBAC Insured), VRDN (a)(d)	20,000,000	20,000,000
Series 2002 B3, 1.88% (AMBAC Insured), VRDN (a)(d)	18,000,000	18,000,000
Series 2002 F2, 1.89% (AMBAC Insured), VRDN (a)(d)	32,600,000	32,600,000
Series 2004 A4, 1.89% (AMBAC Insured), VRDN (a)(d)	18,000,000	18,000,000
Series B3, 1.86% (AMBAC Insured), VRDN (a)(d)	7,000,000	7,000,000
Sub Series 2004 B5, 1.86% (AMBAC Insured), VRDN (a)(d)	19,500,000	19,500,000
Sub Series E4, 1.87% (AMBAC Insured), VRDN (a)(d)	25,000,000	25,000,000
Sub Series G41, 1.87% (AMBAC Insured), VRDN (a)(d)	26,700,000	26,700,000
Connecticut Spl. Tax Oblig. Rev.:
Bonds (Trans. Infrastructure Proj.) Series A, 4% 9/1/05 (FGIC Insured)	10,000,000	10,097,787
Participating VRDN:
Series IXIS 05 3, 1.87% (Liquidity Facility CDC Fin.-CDC Ixis) (a)(e)	10,340,000	10,340,000
Series PA 1039R, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	3,530,000	3,530,000
Series PA 966R, 1.87% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,495,000	4,495,000
Series Putters 612, 1.87% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(e)	5,255,000	5,255,000
Series ROC II R122, 1.88% (Liquidity Facility Citibank NA) (a)(e)	12,265,000	12,265,000
Municipal Securities - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Spl. Tax Oblig. Rev.: - continued
Participating VRDN:
Series ROC II R4068 1.88% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	$ 5,005,000	$ 5,005,000
(Trans. Infrastructure Proj.) Series 2003 1, 1.89% (AMBAC Insured), VRDN (a)	26,620,000	26,620,000
Series 2000 1, 1.89% (FGIC Insured), VRDN (a)	4,105,000	4,105,000
Series 2003 2, 1.89% (AMBAC Insured), VRDN (a)	53,410,000	53,410,000
Easton Gen. Oblig. BAN 3% 11/9/05	12,600,000	12,696,860
Manchester Gen. Oblig. BAN 2.75% 7/6/05	5,894,000	5,917,198
Milford Gen. Oblig. BAN Series A, 3% 11/4/05	8,000,000	8,057,558
New Britain Gen. Oblig. BAN 2% 4/8/05	25,465,000	25,466,689
New Haven Gen. Oblig.:
BAN 3% 3/1/05	14,500,000	14,500,000
Series A, 2% 4/1/05, LOC Landesbank Hessen-Thuringen, CP	15,000,000	15,000,000
1.98% 4/4/05, LOC Landesbank Hessen-Thuringen, CP	4,475,000	4,475,000
Plainfield Gen. Oblig. BAN 2% 4/14/05	8,545,000	8,549,528
Stonington Gen. Oblig. BAN Series A, 3% 10/13/05	7,840,000	7,894,739
Univ. of Connecticut Participating VRDN Series PA 1255, 1.87% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	7,950,000	7,950,000
Weston Gen. Oblig. Participating VRDN Series ROC II R6501, 1.88% (Liquidity Facility Citibank NA) (a)(e)	1,870,000	1,870,000
Westport Gen. Oblig. BAN 3.5% 10/31/05	2,000,000	2,021,719
		845,999,078
Puerto Rico - 12.0%
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN:
Series CDC 04 A, 1.86% (Liquidity Facility CDC Fin.-CDC Ixis) (a)(e)	15,860,000	15,860,000
Series Merlots 00 EE, 1.88% (Liquidity Facility Wachovia Bank NA) (a)(e)	25,015,000	25,015,000
Series Merlots 01 A107, 1.88% (Liquidity Facility Wachovia Bank NA) (a)(e)	14,935,000	14,935,000
Series PA 1225, 1.89% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	9,060,000	9,060,000
Series ROC II R185, 1.87% (Liquidity Facility Citibank NA) (a)(e)	2,000,000	2,000,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Participating VRDN 1.87% (Liquidity Facility Citibank NA) (a)(e)	4,400,000	4,400,000
Municipal Securities - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Participating VRDN:
Series Merlots 00 FFF, 1.88% (Liquidity Facility Wachovia Bank NA) (a)(e)	$ 5,955,000	$ 5,955,000
Series Merlots 98 B8, 1.88% (Liquidity Facility Wachovia Bank NA) (a)(e)	1,990,000	1,990,000
Series RobIns 14, 1.86% (Liquidity Facility Bank of New York, New York) (a)(e)	13,145,000	13,145,000
Series A, 1.83% (AMBAC Insured), VRDN (a)	9,800,000	9,800,000
Puerto Rico Commonwealth Infrastructure Fing. Auth. Participating VRDN:
Series EGL 00 5101, 1.87% (Liquidity Facility Citibank NA, New York) (a)(e)	10,000,000	10,000,000
Series Merlots 00 A15, 1.88% (Liquidity Facility Wachovia Bank NA) (a)(e)	11,200,000	11,200,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN:
Series Floaters 682, 1.88% (Liquidity Facility Morgan Stanley) (a)(e)	3,580,000	3,580,000
Series PA 778R, 1.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	2,600,000	2,600,000
Series Putters 147, 1.87% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,100,000	1,100,000
Series RobIns 16, 1.88% (Liquidity Facility Bank of New York, New York) (a)(e)	4,200,000	4,200,000
Series SGA 44, 1.83% (Liquidity Facility Societe Generale) (a)(e)	3,800,000	3,800,000
Puerto Rico Indl., Tourist, Edl., Med. & Envir. Cont. Facilities Fing. Auth. (Ana G. Mendez Univ. Sys. Proj.) Series 1998, 2.24%, LOC Banco Santander Central Hispano SA, VRDN (a)	1,900,000	1,900,000
Puerto Rico Muni. Fin. Agcy. Participating VRDN Series MS 00 225, 1.88% (Liquidity Facility Morgan Stanley) (a)(e)	2,335,000	2,335,000
		142,875,000
Municipal Securities - continued
	Shares	Value
Other - 10.7%
Fidelity Municipal Cash Central Fund, 1.83% (b)(c)	127,009,626	$ 127,009,626
TOTAL INVESTMENT PORTFOLIO - 94.0% (Cost $1,115,883,704)		1,115,883,704
NET OTHER ASSETS - 6.0%		71,016,270
NET ASSETS - 100%		$ 1,186,899,974
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
Income Tax Information

At February 28, 2005, the aggregate cost of investment securities for income tax purposes was $1,115,916,622. Net unrealized depreciation aggregated $32,918, all of which was related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® New Jersey Municipal Money Market Fund

February 28, 2005

NJS-QTLY-0405

1.814343.100

Investments February 28, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 94.7%
	Principal Amount	Value
Delaware/New Jersey - 0.7%
Delaware River & Bay Auth. Rev. Participating VRDN Series Merlots 00 B8, 1.88% (Liquidity Facility Wachovia Bank NA) (b)(e)	$ 9,905,000	$ 9,905,000
New Jersey - 70.3%
Bergen County Impt. Auth. Multi-family Hsg. Rev. (Kentshire Apts. Proj.) Series 2001, 1.88%, LOC Fannie Mae, VRDN (b)(d)	6,000,000	6,000,000
Burlington County Board Commission Pooled Ln. Rev. Participating VRDN Series ROC II R1023, 1.89% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	4,870,000	4,870,000
Camden County Impt. Auth. Rev. (Parkview Redev. Hsg. Proj.) 1.84%, LOC Gen. Elec. Cap. Corp., VRDN (b)(d)	12,800,000	12,800,000
Casino Reinvestment Dev. Auth. Packaging Fee Rev. Participating VRDN Series MSTC 01 175, 1.91% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(e)	7,165,000	7,165,000
Essex Co. Utils. Auth. Wtr. Sys. Rev. BAN 4.25% 11/22/05	5,300,000	5,376,300
Essex County Impt. Auth. Rev. Participating VRDN:
Series BS 216, 1.86% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(e)	10,675,000	10,675,000
Series MS 966 D, 1.88% (Liquidity Facility Morgan Stanley) (b)(e)	11,585,000	11,585,000
Series MT 18, 1.88% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	5,900,000	5,900,000
Garden State Preservation Trust Open Space & Farmland Preservation Participating VRDN Series MS 860, 1.88% (Liquidity Facility Morgan Stanley) (b)(e)	7,495,000	7,495,000
Hamilton Township Mercer County BAN:
3% 9/29/05	26,669,246	26,843,930
3% 9/29/05	4,972,500	4,993,476
Hopewell Township Gen. Oblig. BAN 2.25% 3/15/05	5,693,832	5,695,456
Long Branch Gen. Oblig. BAN:
3% 9/30/05	13,911,000	14,011,500
3% 9/30/05	1,235,000	1,240,659
Monroe Township Board of Ed. Gloucester City BAN 3% 7/1/05	5,000,000	5,013,740
Montclair Township Gen. Oblig. BAN:
1.75% 3/18/05	7,491,000	7,491,856
1.75% 4/8/05	2,913,000	2,913,783
3% 6/24/05	2,570,000	2,580,591
3% 6/24/05	7,077,000	7,106,165
New Jersey Ctfs. of Prtn. Participating VRDN Series LB 04 L26, 1.9% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)	1,800,000	1,800,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. Econ. Dev. Rev.:
(Diocese of Metuchen 2001 Proj.) 1.86%, LOC Fleet Nat'l. Bank, VRDN (b)	$ 2,700,000	$ 2,700,000
(Encap Golf Hldgs. LLC Proj.) 1.88%, LOC Wachovia Bank NA, VRDN (b)(d)	69,000,000	69,000,000
(Herzel Motor Corp. Proj.) Series 1989 L, 2.05%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(d)	100,000	100,000
(Int'l. Processing Corp. Proj.) 1.92%, LOC Bank of America NA, VRDN (b)(d)	850,000	850,000
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev. Participating VRDN Series MS 98 161, 1.89% (Liquidity Facility Morgan Stanley) (b)(d)(e)	1,625,000	1,625,000
New Jersey Econ. Dev. Auth. Rev.:
Bonds (Keystone Urban Renewal Proj.) Series 1992, 1.93% tender 3/1/05, LOC BNP Paribas SA, CP mode (d)	5,000,000	5,000,000
Participating VRDN:
Series EGL 04 12, 1.89% (Liquidity Facility Citibank NA) (b)(e)	9,000,000	9,000,000
Series EGL 720050002 Class A, 1.89% (Liquidity Facility Citibank NA) (b)(e)	5,400,000	5,400,000
Series FRRI 01 N10, 1.9% (Liquidity Facility Bank of New York, New York) (b)(e)	7,150,000	7,150,000
Series Merlots 04 B14, 1.88% (Liquidity Facility Wachovia Bank NA) (b)(e)	8,500,000	8,500,000
Series Merlots A41, 1.88% (Liquidity Facility Wachovia Bank NA) (b)(e)	1,290,000	1,290,000
Series MS 883, 1.86% (Liquidity Facility Morgan Stanley) (b)(e)	7,900,000	7,900,000
Series MSTC 9057, 1.87% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(e)	6,990,000	6,990,000
Series MT 14, 1.88% (Liquidity Facility BNP Paribas SA) (b)(e)	6,080,000	6,080,000
Series MT 34, 1.88% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	7,500,000	7,500,000
Series PA 1239, 1.91% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	6,000,000	6,000,000
Series Putters 502, 1.87% (Liquidity Facility PNC Bank NA, Pittsburgh) (b)(e)	16,595,000	16,595,000
Series Putters 538, 1.87% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,670,000	3,670,000
Series ROC II R 330, 1.89% (Liquidity Facility Citibank NA) (b)(e)	4,400,000	4,400,000
Series ROC II R305, 1.91% (Liquidity Facility Citibank NA) (b)(e)	6,745,000	6,745,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. Rev.: - continued
Participating VRDN:
Series ROC II R4523, 1.89% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	$ 5,190,000	$ 5,190,000
Series ROC II R4554, 1.89% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	5,975,000	5,975,000
(5901 Tonelle Ave. Assoc. Proj.) Series 2001, 1.92%, LOC Wachovia Bank NA, VRDN (b)(d)	4,365,000	4,365,000
(Bayshore Health Ctr. Proj.) Series 1998 A, 1.82%, LOC KBC Bank NV, VRDN (b)	2,650,000	2,650,000
(E.P. Henry Corp. Proj.) 1.92%, LOC Wachovia Bank NA, VRDN (b)(d)	270,000	270,000
(Eastern Silk Proj.) Second Series D2, 1.99%, LOC BNP Paribas SA, VRDN (b)(d)	465,000	465,000
(Jewish Home Rockleigh Proj.) Series B, 1.88%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	5,830,000	5,830,000
(LPS Inds. Proj.) 1.92%, LOC Wachovia Bank NA, VRDN (b)(d)	7,725,000	7,725,000
(Meriden Assisted Living at Shrewsbury Proj.) 1.91%, LOC Fannie Mae, VRDN (b)(d)	5,250,000	5,250,000
New Jersey Econ. Dev. Auth. Spl. Facilities Rev. (Port Newark Container LLC Proj.) 1.88%, LOC Citibank NA, New York, VRDN (b)(d)	42,300,000	42,300,000
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev. Participating VRDN:
Series MS 00 417, 1.89% (Liquidity Facility Morgan Stanley) (b)(d)(e)	5,865,000	5,865,000
Series PT 2071, 1.91% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)(e)	10,370,000	10,370,000
New Jersey Edl. Facilities Auth. Rev. Participating VRDN Series ROC II R295, 1.89% (Liquidity Facility Citibank NA) (b)(e)	4,995,000	4,995,000
New Jersey Envir. Infrastructure Trust Participating VRDN Series Putters 585, 1.9% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(d)(e)	4,000,000	4,000,000
New Jersey Gen. Oblig. Participating VRDN:
Series EGL 03 5, 1.89% (Liquidity Facility Citibank NA, New York) (b)(e)	21,095,000	21,095,000
Series FRRI L8, 1.95% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)	9,950,000	9,950,000
Series LB 04 L56J, 1.9% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)	16,300,000	16,300,000
Series LB04 L55J, 1.9% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)	84,550,000	84,550,000
Series Macon 04 F, 1.89% (Liquidity Facility Bank of America NA) (b)(e)	4,635,000	4,635,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Health Care Facilities Fing. Auth. Rev. Participating VRDN:
Series MT 24, 1.88% (Liquidity Facility Svenska Handelsbanken AB) (b)(e)	$ 7,810,000	$ 7,810,000
Series MT 25, 1.88% (Liquidity Facility Svenska Handelsbanken AB) (b)(e)	3,460,000	3,460,000
New Jersey Hsg. & Mtg. Fin. Agcy. Rev.:
Participating VRDN:
Series 1999 V, 1.94% (Liquidity Facility Bank of America NA) (b)(d)(e)	7,380,000	7,380,000
Series Merlots 00 A2, 1.93% (Liquidity Facility Wachovia Bank NA) (b)(d)(e)	1,525,000	1,525,000
Series PT 118, 1.91% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)(e)	3,505,000	3,505,000
Series PT 1289, 1.91% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)(e)	2,420,000	2,420,000
Series PT 287, 1.93% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)(e)	7,485,000	7,485,000
Series PT 456, 1.91% (Liquidity Facility BNP Paribas SA) (b)(d)(e)	3,260,000	3,260,000
Series PT 635, 1.91% (Liquidity Facility Svenska Handelsbanken AB) (b)(d)(e)	2,990,000	2,990,000
(Single Family Hsg. Proj.) Series 2004 K, 1.91%, VRDN (b)(d)	35,000,000	35,000,000
New Jersey Tpk. Auth. Rev. Participating VRDN:
Series AAB 00 6, 1.89% (Liquidity Facility ABN-AMRO Bank NV) (b)(e)	29,240,000	29,240,000
Series EGL 00 3001, 1.89% (Liquidity Facility Citibank NA, New York) (b)(e)	17,315,000	17,315,000
Series EGL 00 3002, 1.89% (Liquidity Facility Citibank NA, New York) (b)(e)	2,000,000	2,000,000
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN:
Series EGL 03 41, 1.89% (Liquidity Facility Citibank NA, New York) (b)(e)	4,100,000	4,100,000
Series EGL 03 47, 1.89% (Liquidity Facility Citibank NA, New York) (b)(e)	13,640,000	13,640,000
Series FRRI 02 L30J, 1.9% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)	16,630,000	16,630,000
Series Merlots 00 EEE, 1.88% (Liquidity Facility Wachovia Bank NA) (b)(e)	3,980,000	3,980,000
Series MS 995, 1.88% (Liquidity Facility Morgan Stanley) (b)(e)	15,405,000	15,405,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Tpk. Auth. Tpk. Rev.: - continued Participating VRDN:
Series PA 613, 1.89% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	$ 1,000,000	$ 1,000,000
Series PA 667, 1.89% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	1,000,000	1,000,000
Series PA 668, 1.89% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	4,995,000	4,995,000
Series PA 670, 1.89% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	2,345,000	2,345,000
Series PT 1799, 1.89% (Liquidity Facility WestLB AG) (b)(e)	3,520,000	3,520,000
Series PT 1906, 1.89% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,285,000	5,285,000
Series PT 2096, 1.89% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	1,000,000	1,000,000
Series PT 2105, 1.89% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,095,000	5,095,000
Series PT 2129, 1.89% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	16,190,000	16,190,000
Series PT 2493, 1.89% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	10,000,000	10,000,000
Series PT 2515, 1.89% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	5,825,000	5,825,000
Series Putters 155, 1.87% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	7,495,000	7,495,000
Series ROC II R323, 1.89% (Liquidity Facility Citibank NA) (b)(e)	9,495,000	9,495,000
Series ROC II R4032, 1.89% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	2,810,000	2,810,000
Series ROC II R6042, 1.89% (Liquidity Facility Citibank NA) (b)(e)	6,800,000	6,800,000
New Jersey Trans. Trust Fund Auth.:
Bonds:
Series 1998 A, 5% 6/15/05	5,470,000	5,523,744
Series PT 1940, 1.25%, tender 4/7/05 (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	8,995,000	8,995,000
Participating VRDN:
Series 720050001 Class A, 1.9% (Liquidity Facility Citibank NA) (b)(e)	14,500,000	14,500,000
Series EGL 03 34, 1.89% (Liquidity Facility Citibank NA, New York) (b)(e)	17,100,000	17,100,000
Series MS 963D, 1.88% (Liquidity Facility Morgan Stanley) (b)(e)	5,100,000	5,100,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Trans. Trust Fund Auth.: - continued
Participating VRDN:
Series PA 646, 1.89% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	$ 5,020,000	$ 5,020,000
Series PA 958P, 1.89% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	1,000,000	1,000,000
Series PT 1204, 1.89% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,500,000	3,500,000
Series PT 1723, 1.89% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	2,600,000	2,600,000
Series PT 1751, 1.89% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	2,690,000	2,690,000
Series PT 2362A, 1.89% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	2,400,000	2,400,000
Series PT 2402, 1.89% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	18,665,000	18,665,000
Series PT 2500, 1.89% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	11,640,000	11,640,000
Series Putters 503, 1.88% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,700,000	2,700,000
Series ROC II R146, 1.89% (Liquidity Facility Citibank NA) (b)(e)	7,495,000	7,495,000
Series ROC II R2103, 1.89% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	5,665,000	5,665,000
Newark Gen. Oblig. Participating VRDN Series ROC II R4539, 1.89% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	2,190,000	2,190,000
Newark Port Auth. Hsg. Auth. Participating VRDN Series ROC II R 2125, 1.89% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	5,315,000	5,315,000
Princeton Borough Gen. Oblig. BAN 3% 6/30/05	4,287,000	4,305,873
Princeton Township Gen. Oblig. BAN 1.8% 4/15/05	3,000,000	3,000,984
Randolph Township Gen. Oblig. RAN 3% 9/7/05	7,270,000	7,302,198
Rutgers State Univ. Rev. Participating VRDN Series MS 971, 1.88% (Liquidity Facility Morgan Stanley) (b)(e)	3,000,000	3,000,000
Saddle Brook Township Gen. Oblig. BAN 3.25% 2/2/06	10,560,954	10,643,035
Somerset County Indl. Poll. Cont. Fing. Auth. Rev. (American Cyanamid Co. Proj.) 2.38%, VRDN (b)	5,200,000	5,200,000
Tobacco Settlement Fing. Corp. Participating VRDN Series PA 1285, 1.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,100,000	5,100,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
Wayne Township School District BAN 3.25% 12/29/05	$ 9,500,000	$ 9,574,730
Woodbridge Township Gen. Oblig. BAN 3% 7/8/05	19,435,000	19,526,218
		1,019,584,238
New Jersey/Pennsylvania - 5.4%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Participating VRDN:
Series Merlots 00 B4, 1.88% (Liquidity Facility Wachovia Bank NA) (b)(e)	6,600,000	6,600,000
Series Merlots 00 K, 1.88% (Liquidity Facility Wachovia Bank NA) (b)(e)	15,265,000	15,265,000
Series MS 00 396, 1.88% (Liquidity Facility Morgan Stanley) (b)(e)	11,510,000	11,510,000
Series PA 606, 1.89% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	7,995,000	7,995,000
Series PA 611, 1.89% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,500,000	5,500,000
Series PA 965R, 1.89% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,000,000	5,000,000
Series SG 53, 1.89% (Liquidity Facility Societe Generale) (b)(e)	12,940,000	12,940,000
Series SGA 89, 1.85% (Liquidity Facility Societe Generale) (b)(e)	14,045,000	14,045,000
		78,855,000
New York & New Jersey - 13.8%
Port Auth. of New York & New Jersey:
Bonds 1119th Series, 5% 9/15/05 (d)	5,000,000	5,088,878
Participating VRDN:
Series MS 01 701, 1.88% (Liquidity Facility Morgan Stanley) (b)(d)(e)	4,995,000	4,995,000
Series PA 1038R, 1.91% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)(e)	4,995,000	4,995,000
Series PA 1171R, 1.91% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)(e)	5,100,000	5,100,000
Series PA 1251, 1.91% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	4,600,000	4,600,000
Series PT 1269, 1.91% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)(e)	9,805,000	9,805,000
Series PT 418, 1.91% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)(e)	6,285,000	6,284,865
Series PT 870, 1.91% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)(e)	1,800,000	1,800,000
Municipal Securities - continued
	Principal Amount	Value
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Participating VRDN:
Series PT 984, 1.88% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	$ 7,870,000	$ 7,870,000
Series Putters 153, 1.91% (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	2,000,000	2,000,000
Series Putters 177, 1.91% (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	7,000,000	7,000,000
Series ROC II R43, 1.94% (Liquidity Facility Citibank NA) (b)(d)(e)	7,015,000	7,015,000
Series SG 96 52, 1.91% (Liquidity Facility Societe Generale) (b)(d)(e)	19,465,000	19,465,000
Series 1991 3, 1.94%, VRDN (b)(d)(f)	9,800,000	9,800,000
Series 1991, 1.94%, VRDN (b)(d)(f)	8,800,000	8,800,000
Series 1992, 1.91%, VRDN (b)(f)	6,800,000	6,800,000
Series 1995 4, 1.94%, VRDN (b)(d)(f)	10,500,000	10,500,000
Series 1995, 1.94%, VRDN (b)(d)(f)	9,400,000	9,400,000
Port Auth. of New York & New Jersey Spl. Oblig. Rev. Participating VRDN:
Series MS 00 331, 1.89% (Liquidity Facility Morgan Stanley) (b)(d)(e)	18,830,000	18,830,000
Series MS 98 157, 1.89% (Liquidity Facility Morgan Stanley) (b)(d)(e)	3,160,000	3,160,000
Series PT 1755, 1.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)(e)	6,180,000	6,180,000
Series Putters 192, 1.91% (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	21,695,000	21,695,000
Series Putters 278, 1.91% (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	18,435,000	18,435,000
		199,618,743
Puerto Rico - 3.7%
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN:
Series Merlots 00 EE, 1.88% (Liquidity Facility Wachovia Bank NA) (b)(e)	2,890,000	2,890,000
Series Merlots 03 A44, 1.88% (Liquidity Facility Wachovia Bank NA) (b)(e)	7,980,000	7,980,000
Series MS 975, 1.88% (Liquidity Facility Morgan Stanley) (b)(e)	10,000,000	10,000,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Participating VRDN:
Series CDC 04 7 Class A, 1.86% (Liquidity Facility CDC Fin.-CDC Ixis) (b)(e)	11,795,000	11,795,000
Municipal Securities - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.: - continued Participating VRDN:
Series LB 04 L28, 1.93% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)	$ 9,975,000	$ 9,975,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN Series Merlots 00 FFF, 1.88% (Liquidity Facility Wachovia Bank NA) (b)(e)	2,725,000	2,725,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN:
Series Putters 147, 1.87% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,560,000	1,560,000
Series ROC II R179, 1.87% (Liquidity Facility Citibank NA) (b)(e)	1,495,000	1,495,000
Puerto Rico Pub. Bldgs Auth. Rev. Participating VRDN Series MS 787, 1.88% (Liquidity Facility Morgan Stanley) (b)(e)	6,000,000	6,000,000
		54,420,000
Other - 0.8%
Fidelity Municipal Cash Central Fund, 1.83% (a)(c)	11,190,600	11,190,600
TOTAL INVESTMENT PORTFOLIO - 94.7% (Cost $1,373,573,581)		1,373,573,581
NET OTHER ASSETS - 5.3%		76,522,234
NET ASSETS - 100%		$ 1,450,095,815
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $54,295,000 or 3.7% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
New Jersey Trans. Trust Fund Auth. Bonds Series PT 1940, 1.25%, tender 4/7/05 (Liquidity Facility Merrill Lynch & Co., Inc.)	8/7/03	$ 8,995,000
Port Auth. of New York & New Jersey: Series 1991 3, 1.94%, VRDN	12/3/03	$ 9,800,000
Series 1991, 1.94%, VRDN	6/18/91	$ 8,800,000
Series 1992, 1.91%, VRDN	2/14/92	$ 6,800,000
Series 1995 4, 1.94%, VRDN	8/9/02	$ 10,500,000
Series 1995, 1.94%, VRDN	9/15/95	$ 9,400,000
Income Tax Information
At February 28, 2005, the aggregate cost of investment securities for income tax purposes was $1,373,573,581.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® New Jersey
Municipal Money Market Fund

February 28, 2005

SNJ-QTLY-0405

1.814103.100

Investments February 28, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 95.0%
	Principal Amount	Value
Delaware/New Jersey - 0.7%
Delaware River & Bay Auth. Rev. Participating VRDN Series Merlots 00 B8, 1.88% (Liquidity Facility Wachovia Bank NA) (b)(d)	$ 4,975,000	$ 4,975,000
New Jersey - 70.6%
Burlington County Board Commission Pooled Ln. Rev. Participating VRDN Series ROC II R1023, 1.89% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	2,170,000	2,170,000
Casino Reinvestment Dev. Auth. Packaging Fee Rev. Participating VRDN Series MSTC 01 175, 1.91% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	5,200,000	5,200,000
Cranford Township Gen. Oblig. BAN 3.25% 1/6/06	9,617,794	9,696,270
Essex Co. Utils. Auth. Wtr. Sys. Rev. BAN 4.25% 11/22/05	2,508,000	2,544,106
Essex County Impt. Auth. Rev. Participating VRDN Series Merlots 04 C41, 1.88% (Liquidity Facility Wachovia Bank NA) (b)(d)	7,810,000	7,810,000
Hamilton Township Mercer County BAN 3% 9/29/05	12,400,000	12,481,220
Hudson County Impt. Auth. Rev. (Essential Purp. Pooled Govt. Ln. Prog.) Series 1986, 1.83%, LOC Bank of New York, New York, VRDN (b)	7,100,000	7,100,000
Jersey City Redev. Auth. Multi-family Hsg. Rev. (Dixon Mill Apts. Proj.) Series 2000 A, 1.83%, LOC Fannie Mae, VRDN (b)	700,000	700,000
Long Branch Gen. Oblig. BAN 3% 9/30/05	6,400,000	6,446,237
Montclair Township Gen. Oblig. BAN:
1.75% 4/8/05	4,686,000	4,687,332
3% 5/27/05	8,000,000	8,025,971
3% 6/24/05	4,110,000	4,126,938
New Brunswick Gen. Oblig. BAN 3% 7/20/05	2,000,000	2,010,335
New Jersey Econ. Dev. Auth. Econ. Dev. Rev. (Diocese of Metuchen 2001 Proj.) 1.86%, LOC Fleet Nat'l. Bank, VRDN (b)	2,300,000	2,300,000
New Jersey Econ. Dev. Auth. Rev.:
Participating VRDN:
Series EGL 04 12, 1.89% (Liquidity Facility Citibank NA) (b)(d)	2,385,000	2,385,000
Series EGL 720050002 Class A, 1.89% (Liquidity Facility Citibank NA) (b)(d)	2,600,000	2,600,000
Series Merlots 04 B14, 1.88% (Liquidity Facility Wachovia Bank NA) (b)(d)	6,000,000	6,000,000
Series Merlots A41, 1.88% (Liquidity Facility Wachovia Bank NA) (b)(d)	6,785,000	6,785,000
Series MS 883, 1.86% (Liquidity Facility Morgan Stanley) (b)(d)	3,595,000	3,595,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. Rev.: - continued
Participating VRDN:
Series MSCO 01 572, 1.86% (Liquidity Facility Morgan Stanley) (b)(d)	$ 765,500	$ 765,500
Series MSTC 9057, 1.87% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	3,000,000	3,000,000
Series MT 34, 1.88% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	3,495,000	3,495,000
Series Putters 502, 1.87% (Liquidity Facility PNC Bank NA, Pittsburgh) (b)(d)	5,000,000	5,000,000
Series Putters 538, 1.87% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,790,000	6,790,000
Series ROC II R203, 1.89% (Liquidity Facility Citibank NA) (b)(d)	3,370,000	3,370,000
Series ROC II R2087, 1.89% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	8,765,000	8,765,000
Series ROC II R298, 1.89% (Liquidity Facility Citibank NA) (b)(d)	14,025,000	14,025,000
Series ROC II R4554, 1.89% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	2,405,000	2,405,000
(Bayshore Health Ctr. Proj.) Series 1998 A, 1.82%, LOC KBC Bank NV, VRDN (b)	4,000,000	4,000,000
(Jewish Home Rockleigh Proj.) Series B, 1.88%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	4,200,000	4,200,000
New Jersey Edl. Facilities Auth. Rev. Participating VRDN:
Series PT 1900, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	12,370,000	12,370,000
Series ROC II R2102, 1.89% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	1,000,000	1,000,000
New Jersey Envir. Infrastructure Trust Participating VRDN:
Series PT 1556, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,000,000	5,000,000
Series PT 1560, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,480,000	5,480,000
New Jersey Gen. Oblig.:
Bonds Series E, 6% 7/15/05	4,300,000	4,366,300
Participating VRDN:
Series EGL 03 5, 1.89% (Liquidity Facility Citibank NA, New York) (b)(d)	8,500,000	8,500,000
Series EGL 96 3001, 1.89% (Liquidity Facility Citibank NA, New York) (b)(d)	3,100,000	3,100,000
Series FRRI L8, 1.95% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	5,700,000	5,700,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Gen. Oblig.: - continued
Participating VRDN:
Series LB 04 L56J, 1.9% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	$ 7,700,000	$ 7,700,000
Series LB04 L55J, 1.9% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	30,300,000	30,299,998
Series MS 1007, 1.88% (Liquidity Facility Morgan Stanley) (b)(d)	14,000,000	14,000,000
Series MSTC 01 174, 1.83% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	16,000,000	16,000,000
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. (Single Family Hsg. Proj.) Series 2004 J, 1.86%, VRDN (b)	11,195,000	11,195,000
New Jersey Sports & Exposition Auth. Contract Rev. Series 1992 C, 1.83% (MBIA Insured), VRDN (b)	12,405,000	12,405,000
New Jersey Tpk. Auth. Rev. Participating VRDN:
Series AAB 00 6, 1.89% (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	7,980,000	7,980,000
Series EGL 00 3002, 1.89% (Liquidity Facility Citibank NA, New York) (b)(d)	5,830,000	5,830,000
New Jersey Tpk. Auth. Tpk. Rev.:
Participating VRDN:
Series EGL 03 47, 1.89% (Liquidity Facility Citibank NA, New York) (b)(d)	6,100,000	6,100,000
Series FRRI 02 L30J, 1.9% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	13,900,000	13,900,000
Series Merlots 00 EEE, 1.88% (Liquidity Facility Wachovia Bank NA) (b)(d)	11,500,000	11,500,000
Series MS 03 835, 1.86% (Liquidity Facility Morgan Stanley) (b)(d)	6,595,000	6,595,000
Series MS 995, 1.88% (Liquidity Facility Morgan Stanley) (b)(d)	7,905,000	7,905,000
Series PA 613, 1.89% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	1,000,000	1,000,000
Series PA 667, 1.89% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,995,000	3,995,000
Series PA 670, 1.89% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,000,000	4,000,000
Series PA 751, 1.89% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,995,000	9,995,000
Series PT 1799, 1.89% (Liquidity Facility WestLB AG) (b)(d)	2,420,000	2,420,000
Series PT 2096, 1.89% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,000,000	2,000,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Tpk. Auth. Tpk. Rev.: - continued
Participating VRDN:
Series PT 2105, 1.89% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 780,000	$ 780,000
Series PT 2129, 1.89% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,000,000	3,000,000
Series PT 2493, 1.89% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	5,000,000	5,000,000
Series ROC II R4032, 1.89% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	5,265,000	5,265,000
Series ROC II R6042, 1.89% (Liquidity Facility Citibank NA) (b)(d)	3,285,000	3,285,000
Series 2003 C3, 1.84% (FSA Insured), VRDN (b)	7,300,000	7,300,000
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series BA 00 C, 1.89% (Liquidity Facility Bank of America NA) (b)(d)	3,500,000	3,500,000
Series EGL 03 34, 1.89% (Liquidity Facility Citibank NA, New York) (b)(d)	9,100,000	9,100,000
Series MS 00 203, 1.86% (Liquidity Facility Morgan Stanley) (b)(d)	2,395,000	2,395,000
Series MS 963D, 1.88% (Liquidity Facility Morgan Stanley) (b)(d)	2,300,000	2,300,000
Series MS 967, 1.88% (Liquidity Facility Morgan Stanley) (b)(d)	8,630,000	8,630,000
Series MS 98 54, 1.86% (Liquidity Facility Morgan Stanley) (b)(d)	10,455,000	10,455,000
Series MT 72, 1.89% (Liquidity Facility Lloyds TSB Bank PLC) (b)(d)	3,750,000	3,750,000
Series PA 958P, 1.89% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,500,000	3,500,000
Series PT 1723, 1.89% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,510,000	5,510,000
Series PT 1751, 1.89% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	1,300,000	1,300,000
Series PT 1926, 1.89% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,000,000	2,000,000
Series PT 2363A, 1.89% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	6,400,000	6,400,000
Series PT 2402, 1.89% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	7,080,000	7,080,000
Series Putters 503, 1.88% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	1,300,000	1,300,000
Series Putters 504, 1.88% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,385,000	5,385,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
Newark Gen. Oblig. Participating VRDN Series ROC II R4539, 1.89% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	$ 4,175,000	$ 4,175,000
Saddle Brook Township Gen. Oblig. BAN 3.25% 2/2/06	5,000,000	5,038,861
Tobacco Settlement Fing. Corp. Participating VRDN Series PA 1285, 1.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,400,000	2,400,000
Wayne Township School District BAN 3.25% 12/29/05	4,500,000	4,535,399
West Orange Township BAN 2% 5/3/05	9,443,000	9,442,890
Woodbridge Township Gen. Oblig. BAN 3% 7/8/05	8,700,000	8,740,833
		504,383,190
New Jersey/Pennsylvania - 4.4%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Participating VRDN:
Series Merlots 00 B4, 1.88% (Liquidity Facility Wachovia Bank NA) (b)(d)	3,910,000	3,910,000
Series Merlots 00 K, 1.88% (Liquidity Facility Wachovia Bank NA) (b)(d)	13,900,000	13,900,000
Series PA 606, 1.89% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,900,000	7,900,000
Series SG 53, 1.89% (Liquidity Facility Societe Generale) (b)(d)	5,700,000	5,700,000
		31,410,000
New York & New Jersey - 7.6%
Port Auth. of New York & New Jersey:
Participating VRDN:
Series AAB 00 19, 1.88% (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	6,670,000	6,670,000
Series EGL 03 59, 1.88% (Liquidity Facility Citibank NA, New York) (b)(d)	5,000,000	5,000,000
Series PA 1251, 1.91% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	1,900,000	1,900,000
Series ROC II R319, 1.88% (Liquidity Facility Citibank NA) (b)(d)	4,745,000	4,745,000
Series 1992 2, 1.91%, VRDN (b)(e)	6,900,000	6,900,000
Series 1997 1, 1.91%, VRDN (b)(e)	8,900,000	8,900,000
Series 1997 2, 1.91%, VRDN (b)(e)	10,400,000	10,400,000
Series 2004 1, 1.9%, VRDN (b)	2,000,000	2,000,000
Municipal Securities - continued
	Principal Amount	Value
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Series 3, 1.9%, VRDN (b)	$ 6,600,000	$ 6,600,000
Port Auth. of New York & New Jersey Spl. Oblig. Rev. Series 3, 1.8%, VRDN (b)	1,000,000	1,000,000
		54,115,000
Puerto Rico - 5.0%
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN Series Merlots 00 EE, 1.88% (Liquidity Facility Wachovia Bank NA) (b)(d)	2,390,000	2,390,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN:
Series Merlots A40, 1.88% (Liquidity Facility Wachovia Bank NA) (b)(d)	4,675,000	4,675,000
Series Putters 147, 1.87% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	1,000,000	1,000,000
Series Putters 681, 1.87% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(d)	1,750,000	1,750,000
Series RobIns 16, 1.88% (Liquidity Facility Bank of New York, New York) (b)(d)	2,165,000	2,165,000
Series ROC 2 99 3, 1.87% (Liquidity Facility Citibank NA) (b)(d)	2,175,000	2,175,000
Series SGA 43, 1.83% (Liquidity Facility Societe Generale) (b)(d)	19,700,000	19,700,000
Puerto Rico Indl., Tourist, Edl., Med. & Envir. Cont. Facilities Fing. Auth. (Ana G. Mendez Univ. Sys. Proj.) Series 1998, 2.24%, LOC Banco Santander Central Hispano SA, VRDN (b)	1,550,000	1,550,000
		35,405,000
Other - 6.7%
Fidelity Tax-Free Cash Central Fund, 1.65% (a)(c)	47,871,500	47,871,500
TOTAL INVESTMENT PORTFOLIO - 95.0% (Cost $678,159,690)		678,159,690
NET OTHER ASSETS - 5.0%		35,920,627
NET ASSETS - 100%		$ 714,080,317
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.
(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $26,200,000 or 3.7% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Port Auth. of New York & New Jersey: Series 1992 2, 1.91%, VRDN	2/14/92	$ 6,900,000
Series 1997 1, 1.91%, VRDN	8/9/02	$ 8,900,000
Series 1997 2, 1.91%, VRDN	9/15/97	$ 10,400,000
Income Tax Information

At February 28, 2005, the aggregate cost of investment securities for income tax purposes was $678,159,517. Net unrealized appreciation aggregated $173, all of which was related to appreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Florida Municipal
Money Market Fund

February 28, 2005

SFM-QTLY-0405

1.814097.100

Investments February 28, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 96.4%
	Principal Amount	Value
Alabama - 0.1%
Jefferson County Ltd. Oblig. School Warrants Series B, 1.9% (AMBAC Insured), VRDN (a)	$ 2,000,000	$ 2,000,000
Alaska - 0.5%
Alaska Intl. Arpts. Revs. Participating VRDN Series PT 2061, 1.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	3,210,000	3,210,000
Valdez Marine Term. Rev. Bonds (ConocoPhillips Proj.) Series 1994 C, 1.8%, tender 6/1/05 (a)	4,100,000	4,100,000
		7,310,000
Arizona - 0.1%
Phoenix Indl. Dev. Auth. Rev. (Laura Dozer Ctr. Proj.) 2.02%, LOC JPMorgan Chase Bank, VRDN (a)	1,555,000	1,555,000
Arkansas - 0.2%
Arkansas Dev. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series Floaters 01 708, 1.96% (Liquidity Facility Morgan Stanley) (a)(d)(e)	3,400,000	3,400,000
California - 2.9%
California Hsg. Fin. Agcy. Home Mtg. Rev. Participating VRDN:
Series MT 22, 1.94% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)(e)	3,780,000	3,780,000
Series MT 7, 1.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	3,395,000	3,395,000
Series PT 998, 1.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	1,500,000	1,500,000
California Statewide Cmnty. Dev. Auth. Multi-family Rev. (Crystal View Apt. Proj.) Series A, 1.86%, LOC Fannie Mae, VRDN (a)(d)	5,000,000	5,000,000
Garden Grove Agcy. Cmnty. Dev. Tax Allocation Rev. Participating VRDN Series PT 1979, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	7,865,000	7,865,000
Lodi Unified School District Participating VRDN Series PT 2340, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	10,335,000	10,335,000
San Bernardino Cmnty. College District Participating VRDN Series PT 1850, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	7,335,000	7,335,000
San Diego Unified School District Participating VRDN Series PA 1245, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	7,335,000	7,335,000
		46,545,000
Municipal Securities - continued
	Principal Amount	Value
Colorado - 0.7%
Colorado Hsg. & Fin. Auth. Participating VRDN Series Merlots 01 A20, 1.96% (Liquidity Facility Wachovia Bank NA) (a)(d)(e)	$ 2,575,000	$ 2,575,000
Denver City & County Arpt. Rev. Participating VRDN Series PT 2496, 1.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	4,160,000	4,160,000
E-470 Pub. Hwy. Auth. Rev. Participating VRDN Series 04 BS 219 Class A, 2.1% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	4,000,000	4,000,000
		10,735,000
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1988, 2.05%, VRDN (a)(d)	1,500,000	1,500,000
Series 1999 B, 2.1%, VRDN (a)(d)	900,000	900,000
		2,400,000
District Of Columbia - 0.4%
Metropolitan Washington Arpts. Auth. Sys. Rev. Participating VRDN Series PT 689, 1.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	5,870,000	5,870,000
Florida - 77.5%
ABN-AMRO Muni. Tops Ctfs. Trust Participating VRDN Series Tops 04 48, 1.9% (Liquidity Facility ABN-AMRO Bank NV) (a)(e)	7,500,000	7,500,000
Boynton Beach Cmnty. Redev. Agcy. Tax Increment Rev. Participating VRDN Series Putters 657, 1.9% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(e)	1,600,000	1,600,000
Brevard Co. School Board Ctfs. of Prtn. Participating VRDN Series Putters 638, 1.9% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,500,000	2,500,000
Brevard County Hsg. Fin. Auth. (Wickham Club Apts. Proj.) Series A, 1.95%, LOC Southtrust Bank NA, VRDN (a)(d)	3,800,000	3,800,000
Brevard County Hsg. Fin. Auth. Homeowner Mtg. Rev. Participating VRDN Series PT 1377, 1.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	4,990,000	4,990,000
Broward County Arpt. Sys. Rev. Participating VRDN:
Series PT 2415, 1.91% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,295,000	5,295,000
Series Stars 93, 1.95% (Liquidity Facility BNP Paribas SA) (a)(d)(e)	3,440,000	3,440,000
Broward County Fin. Auth. Multi-family Hsg. Rev.:
(Pembroke Village Apts. Proj.) 1.89%, LOC ABN-AMRO Bank NV, LOC Wachovia Bank NA, VRDN (a)	7,000,000	7,000,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Broward County Fin. Auth. Multi-family Hsg. Rev.: - continued
(Pier Club Apts. Proj.) 1.88%, LOC ABN-AMRO Bank NV, LOC Wachovia Bank NA, VRDN (a)	$ 10,000,000	$ 10,000,000
(Pinnacle Village Apts. Proj.) 1.95%, LOC Citibank NA, VRDN (a)(d)	9,200,000	9,200,000
Broward County Gen. Oblig. Participating VRDN:
Series Merlots 04 B9, 1.91% (Liquidity Facility Wachovia Bank NA) (a)(e)	5,625,000	5,625,000
Series PT 2138, 1.89% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	7,035,000	7,035,000
Broward County Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN:
Series Merlots 01 A27, 1.96% (Liquidity Facility Wachovia Bank NA) (a)(d)(e)	1,870,000	1,870,000
Series PT 589, 1.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	2,000,000	2,000,000
Broward County Indl. Dev. Rev. (Fast Real Estate Partners Ltd. Proj.) 1.92%, LOC Suntrust Bank, VRDN (a)(d)	1,400,000	1,400,000
Broward County Port Facilities Rev. (Port Everglades Proj.) Series 1998, 1.92% (AMBAC Insured), VRDN (a)(d)	4,400,000	4,400,000
Clay County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Nassau Club Apts. Proj.) 1.95%, LOC Key Bank NA, VRDN (a)(d)	5,000,000	5,000,000
Clay County Hsg. Fin. Auth. Rev. Participating VRDN Series BA 00 O, 2.01% (Liquidity Facility Bank of America NA) (a)(d)(e)	4,975,000	4,975,000
Clay County Utils. Sys. Rev. Series 2003 A, 1.87%, LOC Bank of America NA, VRDN (a)	6,385,000	6,385,000
Clipper Tax-Exempt Trust Participating VRDN Series 2004 1, 1.98% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	13,890,000	13,890,000
Coconut Creek Indl. Dev. Rev. (Elite Aluminum Corp. Proj.) 1.92%, LOC Bank of America NA, VRDN (a)(d)	1,000,000	1,000,000
Collier County Hsg. Fin. Auth. Multi-family Rev. (Sawgrass Pines Apts. Proj.) 1.9%, LOC Fannie Mae, VRDN (a)(d)	6,800,000	6,800,000
Collier County School Board Ctfs. of Prtn. Participating VRDN Series PT 2295, 1.89% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	7,020,000	7,020,000
Dade County Multi-family Hsg. Rev. (Biscayne View Apts. Proj.) Series 1993, 2% (Monumental Life Ins. Co. Guaranteed), VRDN (a)(d)	28,475,000	28,475,000
Dade County Wtr. & Swr. Sys. Rev. Participating VRDN Series SG 74, 1.89% (Liquidity Facility Societe Generale) (a)(e)	10,000,000	10,000,000
Davie Rev. (United Jewish Cmnty. Proj.) 1.87%, LOC Bank of America NA, VRDN (a)	6,000,000	6,000,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Escambia County Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN:
Series BA 01 C, 1.98% (Liquidity Facility Bank of America NA) (a)(d)(e)	$ 1,835,000	$ 1,835,000
Series PT 519, 1.94% (Liquidity Facility BNP Paribas SA) (a)(d)(e)	2,080,000	2,080,000
Escambia County Hsg. Fin. Rev. Participating VRDN Series RF 00 15, 2.01% (Liquidity Facility Bank of New York, New York) (a)(d)(e)	4,660,000	4,660,000
Florida Board of Ed. Cap. Outlay Participating VRDN:
Series EGL 00 901, 1.89% (Liquidity Facility Citibank NA, New York) (a)(e)	6,100,000	6,100,000
Series EGL 00 902, 1.89% (Liquidity Facility Citibank NA, New York) (a)(e)	5,000,000	5,000,000
Series EGL 01 902, 1.89% (Liquidity Facility Citibank NA, New York) (a)(e)	23,360,000	23,360,000
Series EGL 03 25, 1.89% (Liquidity Facility Citibank NA, New York) (a)(e)	4,900,000	4,900,000
Series EGL 04 1007 Class A, 1.89% (Liquidity Facility Citibank NA) (a)(e)	3,875,000	3,875,000
Series Putters 137, 1.9% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(e)	16,075,000	16,075,000
Series SGA 03 138, 1.88% (Liquidity Facility Societe Generale) (a)(e)	3,090,000	3,090,000
Series SGA 03 139, 1.88% (Liquidity Facility Societe Generale) (a)(e)	9,455,000	9,455,000
Florida Board of Ed. Lottery Rev. Participating VRDN:
Series EGL 01 906, 1.89% (Liquidity Facility Citibank NA, New York) (a)(e)	3,000,000	3,000,000
Series ROC II R4521, 1.89% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	2,480,000	2,480,000
Florida Board of Ed. Pub. Ed. Participating VRDN:
Series MS 988, 1.9% (Liquidity Facility Morgan Stanley) (a)(e)	2,570,000	2,570,000
Series ROC II R6037, 1.89% (Liquidity Facility Citibank NA) (a)(e)	3,330,000	3,330,000
Florida Dept. of Envir. Protection Preservation Rev. Participating VRDN Series MS 01 634, 1.9% (Liquidity Facility Morgan Stanley) (a)(e)	3,950,000	3,950,000
Florida Dept. of Trans. Tpk. Rev. Participating VRDN Series ROC II R314, 1.89% (Liquidity Facility Citibank NA) (a)(e)	7,160,000	7,160,000
Florida Dev. Fin. Corp. Indl. Dev.:
(Axon Circuit, Inc. Proj.) Series 2003 B1, 2.01%, LOC Suntrust Bank, VRDN (a)(d)	1,240,000	1,240,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Florida Dev. Fin. Corp. Indl. Dev.: - continued
(Cabinet Connection of the Treasure Coast Proj.) Series 2003 B3, 2.01%, LOC Wachovia Bank NA, VRDN (a)(d)	$ 2,000,000	$ 2,000,000
(The Ultimate Umbrella Co., Inc. Proj.) Series 2003 B3, 2.16%, LOC Wachovia Bank NA, VRDN (a)(d)	800,000	800,000
Florida Division of Bond Fin. Dept. Gen. Svcs. Revs. Participating VRDN Series MS 00 317, 1.9% (Liquidity Facility Morgan Stanley) (a)(e)	1,100,000	1,100,000
Florida Gen. Oblig. Participating VRDN Series MS 98 117, 1.9% (Liquidity Facility Morgan Stanley) (a)(e)	2,245,000	2,245,000
Florida Gulf Coast Univ. Fing. Corp. Cap. Impt. Rev. 1.87%, LOC Wachovia Bank NA, VRDN (a)	20,000,000	20,000,000
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Avalon Reserve Apts. Proj.) Series 2003 R1, 1.9%, LOC Fannie Mae, VRDN (a)(d)	7,500,000	7,500,000
(Bridgewater Club Proj.) Series L1, 1.89%, LOC Suntrust Bank, VRDN (a)(d)	4,110,000	4,110,000
(Clascona Groves Apts. Proj.) Series A, 1.89%, LOC Citibank NA, VRDN (a)(d)	4,200,000	4,200,000
(Collins Cove Sr. Apts. Proj.) Series 2003 W, 1.89%, LOC Citibank NA, New York, VRDN (a)(d)	2,945,000	2,945,000
(Grande Court at North Port Apts. Proj.) Series 2004 E, 1.9%, LOC Fannie Mae, VRDN (a)(d)	6,100,000	6,100,000
(Hunters Run Apts. Proj.) Series G, 1.9%, LOC AmSouth Bank NA, Birmingham, VRDN (a)(d)	7,400,000	7,400,000
(Northbridge Apts. Proj.) Series V1, 1.93%, LOC Bank of America NA, VRDN (a)(d)	24,020,000	24,020,000
(Pinnacle Grove Apts. Proj.) Series 2003 A, 1.9%, LOC Fannie Mae, VRDN (a)(d)	8,000,000	8,000,000
(Pinnacle Pointe Apts. Proj.) Series 2003 N, 1.89%, LOC Citibank NA, New York, VRDN (a)(d)	4,000,000	4,000,000
Florida Hsg. Fin. Corp. Rev.:
Participating VRDN:
Series BA 00 J, 1.98% (Liquidity Facility Bank of America NA) (a)(d)(e)	3,400,000	3,400,000
Series FRRI 12, 1.98% (Liquidity Facility Bank of New York, New York) (a)(d)(e)	8,015,000	8,015,000
Series LB 04 L74J, 1.98% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(e)	8,185,000	8,185,000
Series LB 04 L9, 1.98% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(e)	8,375,000	8,375,000
Series PT 451, 1.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	1,405,000	1,405,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Florida Hsg. Fin. Corp. Rev.: - continued
(Riverside Apts. Proj.) Series 2000 1, 1.93%, LOC Bank of America NA, VRDN (a)(d)	$ 5,900,000	$ 5,900,000
(Tuscany Lakes Apts. Proj.) Series 2002 K1, 1.94%, LOC Fannie Mae, VRDN (a)(d)	4,000,000	4,000,000
(Valencia Village Apts. Proj.) Series G, 1.92%, LOC Fannie Mae, VRDN (a)(d)	11,755,000	11,755,000
(Waterford Pointe Apts. Proj.) Series 2000 E1, 1.9%, LOC Fannie Mae, VRDN (a)(d)	8,155,000	8,155,000
Florida Local Govt. Fin. Auth. Rev.:
Series A:
1.8% 3/10/05, LOC Wachovia Bank NA, CP	5,851,000	5,851,000
1.85% 3/10/05, LOC Wachovia Bank NA, CP	11,470,000	11,470,000
1.87% 3/9/05, LOC Wachovia Bank NA, CP	14,014,000	14,014,000
1.9% 4/7/05, LOC Wachovia Bank NA, CP	10,000,000	10,000,000
1.91% 4/1/05, LOC Wachovia Bank NA, CP	4,560,000	4,560,000
Series B, 1.83% 3/10/05, LOC Wachovia Bank NA, CP (d)	1,399,000	1,399,000
Florida Muni. Pwr. Agcy. Series A, 1.92% 4/4/05, LOC Wachovia Bank NA, CP	2,500,000	2,500,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Participating VRDN:
Series PA 535, 1.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	9,595,000	9,595,000
Series PT 1981, 1.91% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,995,000	4,995,000
Series PT 2319, 1.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	5,195,000	5,195,000
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Obligated Group Proj.):
Series B, 1.89%, LOC Suntrust Bank, VRDN (a)	10,000,000	10,000,000
Series C, 1.93%, VRDN (a)	19,300,000	19,300,000
Highlands County Ind. Dev. Auth. (Amerikan LLC Proj.) 1.92%, LOC Suntrust Bank, VRDN (a)(d)	8,000,000	8,000,000
Hillsborough County Aviation Auth. Rev. Participating VRDN Series Merlots 03 A18, 1.96% (Liquidity Facility Wachovia Bank NA) (a)(d)(e)	3,570,000	3,570,000
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.:
(Grande Oaks Apts. Proj.) Series A, 1.92%, LOC Suntrust Bank, VRDN (a)(d)	7,300,000	7,300,000
(Lakewood Shores Apt. Proj.) Series 2000 A, 1.93%, LOC Bank of America NA, VRDN (a)(d)	5,600,000	5,600,000
(Meridian Pointe Apts. proj.) 1.93%, LOC Citibank NA, VRDN (a)(d)	6,600,000	6,600,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.: - continued
(Mobley Park Apts. Proj.) Series A, 1.92%, LOC Freddie Mac, VRDN (a)(d)	$ 8,000,000	$ 8,000,000
(Morgan Creek Apts. Proj.) 1.9%, LOC Fannie Mae, VRDN (a)(d)	12,700,000	12,700,000
(Royal Palm Key Apts. Proj.) 1.92%, LOC Fannie Mae, VRDN (a)(d)	1,600,000	1,600,000
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev.:
Participating VRDN Series MT 8, 1.89% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	12,700,000	12,700,000
(Vigo Importing Co. Proj.):
1.97%, LOC Bank of America NA, VRDN (a)(d)	185,000	185,000
2.07%, LOC Bank of America NA, VRDN (a)(d)	700,000	700,000
Hollywood Wtr. & Swr. Rev. Participating VRDN Series ROC II R4055, 1.89% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	2,765,000	2,765,000
Indian River County Hosp. District Hosp. Rev.:
Bonds (Indian River Memorial Hosp. Proj.) Series 1989, 1.95% tender 3/2/05, LOC Wachovia Bank NA, CP mode	1,000,000	1,000,000
Series 1985, 1.97%, LOC Wachovia Bank NA, VRDN (a)	12,700,000	12,700,000
Jacksonville Econ. Dev. Commission Indl. Dev. Rev. (STI Proj.) Series 2002, 1.92%, LOC Bank of America NA, VRDN (a)(d)	3,675,000	3,675,000
Jacksonville Elec. Auth. Rev.:
Bonds Series 2000 F, 1.89% tender 3/3/05 (Liquidity Facility Landesbank Hessen-Thuringen), CP mode	13,000,000	13,000,000
Participating VRDN:
Series Merlots 00 FF, 1.91% (Liquidity Facility Wachovia Bank NA) (a)(e)	6,340,000	6,340,000
Series MS 98 127, 1.91% (Liquidity Facility Morgan Stanley) (a)(e)	1,995,000	1,995,000
Jacksonville Fla Econ. Dev. (Holland Sheltair Aviation Group Proj.) 2%, LOC Mellon Bank NA, Pittsburgh, VRDN (a)(d)	2,100,000	2,100,000
Jacksonville Health Facilities Auth. Participating VRDN Series ROC II R186, 1.89% (Liquidity Facility Citibank NA) (a)(e)	11,800,000	11,800,000
Jacksonville Poll. Cont. Rev. Bonds (Florida Pwr. & Lt. Co. Proj.):
Series 1992:
1.78% tender 3/4/05, CP mode	3,800,000	3,800,000
1.89% tender 4/8/05, CP mode	13,050,000	13,050,000
Series 1994, 1.89% tender 4/8/05, CP mode	3,400,000	3,400,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Lake County Indl. Dev. Auth. Rev. (U.S. Nutraceuticals LLC Proj.) Series 2001, 2.1%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)(d)	$ 1,800,000	$ 1,800,000
Lakeland Elec. & Wtr. Rev. Participating VRDN Series EGL 96 901, 2.03% (Liquidity Facility Citibank NA, New York) (a)(e)	5,600,000	5,600,000
Lakeland Wtr. & Wastewtr. Rev. Participating VRDN Series Putters 481, 1.9% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,995,000	4,995,000
Lee County Arpt. Rev. Participating VRDN:
Series Floaters 01 580X, 1.99% (Liquidity Facility Morgan Stanley) (a)(d)(e)	6,995,000	6,995,000
Series MS 01 811, 1.95% (Liquidity Facility Morgan Stanley) (a)(d)(e)	3,000,000	3,000,000
Series ROC II R14, 1.93% (Liquidity Facility Citibank NA) (a)(d)(e)	6,870,000	6,870,000
Lee County Hosp. Board of Directors Hosp. Rev. (Lee Memorial Health Sys. Proj.):
Series 1985 C, 1.91%, VRDN (a)	20,000,000	20,000,000
Series 1985 D, 1.91%, VRDN (a)	14,500,000	14,500,000
Liberty County Indl. Dev. Rev. (Georgia-Pacific Corp. Proj.) 1.92%, LOC Bank of America NA, VRDN (a)(d)	12,700,000	12,700,000
Manatee County Hsg. Fin. Auth. Mtg. Rev. Participating VRDN Series PT 2072, 1.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	4,155,000	4,155,000
Manatee County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Centre Court Apts. Proj.) Series 2000 A, 1.93%, LOC Suntrust Bank, VRDN (a)(d)	3,755,000	3,755,000
Miami-Dade County Aviation Rev. Participating VRDN:
Series 2003 L22J, 1.98% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(e)	4,500,000	4,500,000
Series LB 04 L72J, 1.98% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(e)	25,800,000	25,800,000
Miami-Dade County Expressway Auth. Participating VRDN Series Putters 01 160, 1.9% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	7,995,000	7,995,000
Miami-Dade County Gen. Oblig. Series A:
1.8% 3/11/05, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP (d)	4,523,000	4,523,000
2% 4/1/05, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP (d)	1,600,000	1,600,000
Miami-Dade County Health Facilities Auth. Hosp. Rev. Participating VRDN Series Putters 208, 1.9% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,775,000	6,775,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Miami-Dade County Hsg. Fin. Auth. Bonds Series Merlots 00 HHH, 2.17%, tender 11/10/05 (Liquidity Facility Wachovia Bank NA) (a)(d)(e)(f)	$ 6,915,000	$ 6,915,000
Miami-Dade County Hsg. Fin. Auth. Multi-family Mtg. Rev. (22nd Avenue Apartments, 183rd Street Apartments & 187th Street Apartments Proj.) Series 2003 3, 1.92%, LOC Citibank NA, VRDN (a)(d)	9,000,000	9,000,000
Miami-Dade County Indl. Dev. Auth. Rev.:
(Badia Spices, Inc. Proj.) 1.92%, LOC Bank of America NA, VRDN (a)(d)	3,800,000	3,800,000
(Cigarette Boats Racing Team Proj.) 1.92%, LOC Bank of America NA, VRDN (a)(d)	2,620,000	2,620,000
(Tarmac America Proj.) 1.92%, LOC Bank of America NA, VRDN (a)(d)	3,200,000	3,200,000
Miami-Dade County Pub. Svc. Tax Rev. Participating VRDN Series MSTC 02 9043, 1.91% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	6,800,000	6,800,000
Miami-Dade County School Board Ctfs. of Prtn. Participating VRDN:
Series LB 04 L29, 1.93% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(e)	6,335,000	6,335,000
Series Putters 534, 1.9% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,195,000	3,195,000
Series ROC II R4022, 1.89% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	4,195,000	4,195,000
Miami-Dade County School District TAN 2.75% 6/28/05	23,500,000	23,578,942
Ocean Hwy. & Port Auth. Rev. Series 1990, 1.92%, LOC Wachovia Bank NA, VRDN (a)(d)	3,400,000	3,400,000
Okeechobee County Solid Waste Rev. (Chambers Waste Sys. Proj.) Series 1992, 1.93%, LOC JPMorgan Chase Bank, VRDN (a)(d)	2,200,000	2,200,000
Orange County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Obligated Group Proj.) 1.87%, LOC Suntrust Bank, VRDN (a)	27,300,000	27,300,000
Orange County Hsg. Fin. Auth. Homeowner Rev. Participating VRDN:
Series PT 2411, 1.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	15,200,000	15,200,000
Series PT 919, 1.91% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,485,000	5,485,000
Orange County Hsg. Fin. Auth. Multi-family Rev. (Osprey Ridge Apts. Proj.) Series 2000 H, 1.9%, LOC Fannie Mae, VRDN (a)(d)	4,660,000	4,660,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Advanced Drainage Sys., Inc. Proj.) 1.99%, LOC Nat'l. City Bank, VRDN (a)(d)	$ 2,930,000	$ 2,930,000
Orange County School Board Ctfs. of Prtn. Participating VRDN Series Putters 645, 1.88% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,315,000	5,315,000
Orlando & Orange County Expressway Auth. Rev. Series 2003 C4, 1.83% (FSA Insured), VRDN (a)	3,400,000	3,400,000
Orlando Utils. Commission Util. Sys. Rev. Participating VRDN Series EGL 04 1015 Class A, 1.89% (Liquidity Facility Citibank NA) (a)(e)	4,260,000	4,260,000
Osceola County Hsg. Fin. Auth. Multi-family Rev. (Regatta Bay Apts. Proj.) Series A, 1.93%, LOC Fannie Mae, VRDN (a)(d)	4,000,000	4,000,000
Palm Beach Co. Edl. Facilities Auth. (Atlantic College Proj.) Series 2001, 1.92%, LOC Bank of America NA, VRDN (a)	4,400,000	4,400,000
Palm Beach County Hsg. Fin. Auth. Multi-family Hsg. Rev.:
(Emerald Bay Club Apts. Proj.) 1.89%, LOC ABN-AMRO Bank NV, LOC Wachovia Bank NA, VRDN (a)	6,500,000	6,500,000
(Renaissance Apts. Proj.) 1.92%, LOC Fannie Mae, VRDN (a)(d)	16,800,000	16,800,000
Palm Beach County Rev. (Benjamin Private School Proj.) 1.87%, LOC Bank of America NA, VRDN (a)	4,500,000	4,500,000
Palm Beach County School Board Ctfs. of Prtn. Participating VRDN:
Series ROC II R297, 1.89% (Liquidity Facility Citibank NA) (a)(e)	6,300,000	6,300,000
Series ROC II R5035, 1.89% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	5,600,000	5,600,000
Pasco County Indl. Dev. Rev. (Pacific Med., Inc. Proj.) Series 1999, 1.97%, LOC Bank of America NA, VRDN (a)(d)	2,695,000	2,695,000
Pinellas County Hsg. Fin. Auth. Single Family Hsg. Rev. Participating VRDN:
Series FRRI 03 L10J, 1.98% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(e)	4,675,000	4,675,000
Series PT 352, 1.94% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)(e)	2,140,000	2,140,000
Pinellas County Hsg. Fin. Auth. Single Family Mortgage Rev. Participating VRDN:
Series CDC 04 4 Class A, 1.96% (Liquidity Facility CDC Fin.-CDC Ixis) (a)(d)(e)	6,665,000	6,665,000
Series MT 66, 1.96% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)(e)	14,295,000	14,295,000
Series MT 9, 1.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	6,250,000	6,250,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Pinellas County Hsg. Fin. Auth. Single Family Mortgage Rev. Participating VRDN: - continued
Series PT 2239, 1.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	$ 11,360,000	$ 11,360,000
Pinellas County Indl. Council Indl. Dev. Rev. (Hunter Douglas, Inc. Proj.) 1.92%, LOC ABN-AMRO Bank NV, VRDN (a)(d)	2,100,000	2,100,000
Polk County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Cambridge Cove Apts. Proj.) Series 2001, 1.93%, LOC AmSouth Bank NA, Birmingham, VRDN (a)(d)	4,000,000	4,000,000
Polk County Util. Sys. Rev. Participating VRDN Series ROC II R 313, 1.89% (Liquidity Facility Citibank NA) (a)(e)	3,495,000	3,495,000
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.):
Series 1984 H1, 2.15% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (a)	14,465,000	14,465,000
Series 1984 H2, 2.15% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (a)	10,565,000	10,565,000
Series 1984 S, 2.15% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (a)	4,540,000	4,540,000
Reedy Creek Impt. District Utils. Rev. Participating VRDN:
Series MS 986, 1.9% (Liquidity Facility Morgan Stanley) (a)(e)	5,715,000	5,715,000
Series ROC II R4027, 1.89% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	6,915,000	6,915,000
Saint Johns Co. Hsg. Fin. Auth. Multifamily Hsg. Rev. (Summerset Village Proj.) 1.92%, LOC Suntrust Bank, VRDN (a)(d)	10,740,000	10,740,000
Saint Johns County Sales Tax Rev. Participating VRDN Series ROC II R 2142, 1.89% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	5,390,000	5,390,000
Saint Petersburg Cap. Impt. Rev. (Arpt. Proj.) Series 1997 C, 1.92%, LOC Suntrust Bank, VRDN (a)(d)	500,000	500,000
Santa Rosa County Health Facilities Rev. (Baptists Hosp., Inc. Proj.) 1.87%, LOC Bank of America NA, VRDN (a)	2,800,000	2,800,000
Sarasota County Pub. Hosp. District Hosp. Rev. Bonds (Sarasota Memorial Hosp. Proj.) Series 1985 B, 1.82% tender 3/11/05, LOC Wachovia Bank NA, CP mode	3,900,000	3,900,000
Sarasota County Util. Sys. Rev. Participating VRDN Series PT 1559, 1.89% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	3,000,000	3,000,000
Seminole County School Board Ctfs. of Prtn. Participating VRDN Series ROC II R4537, 1.89% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	5,715,000	5,715,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Sumter County Indl. Auth. Rev. (Villages Tri-County Med. Ctr. Proj.) Series 2001, 1.97%, LOC Suntrust Bank, VRDN (a)	$ 3,435,000	$ 3,435,000
Sunshine State Govt. Fing. Commission Rev.:
Series 2001 G, 1.88% 3/10/05 (FGIC Insured), CP (d)	16,700,000	16,700,000
Series A, 1.78% 3/4/05 (AMBAC Insured) (FGIC Insured), CP	13,357,000	13,357,000
Series G:
1.84% 3/11/05 (FGIC Insured), CP (d)	13,000,000	13,000,000
1.85% 3/10/05 (FGIC Insured), CP (d)	20,695,000	20,695,000
2.05% 4/1/05 (FGIC Insured), CP (d)	16,235,000	16,235,000
1.9% 3/1/05 (FGIC Insured), CP	1,000,000	1,000,000
Tallahassee Cap. Rev. Participating VRDN:
Series Putters 606, 1.88% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(e)	2,600,000	2,600,000
Series Putters 607, 1.88% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,300,000	2,300,000
Tamarac Indl. Dev. Rev. (Fazio Hldgs. LP Proj.) Series 2000, 1.96%, LOC Wachovia Bank NA, VRDN (a)(d)	4,600,000	4,600,000
Tampa Bay Wtr. Util. Sys. Rev.:
Participating VRDN Series Merlots 01 A130, 1.91% (Liquidity Facility Wachovia Bank NA) (a)(e)	9,935,000	9,935,000
1.92%, LOC Bank of America NA, VRDN (a)(d)	8,700,000	8,700,000
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Saxon Trace Apts. Proj.) 1.92%, LOC Fannie Mae, VRDN (a)(d)	9,500,000	9,500,000
Volusia County Tourist Dev. Tax Rev. Participating VRDN Series MS 979, 1.9% (Liquidity Facility Morgan Stanley) (a)(e)	7,062,500	7,062,500
		1,254,920,442
Georgia - 0.7%
Atlanta Arpt. Rev. Participating VRDN:
Series MT 11, 1.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	1,490,000	1,490,000
Series MT 43, 1.95% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)(e)	2,150,000	2,150,000
Clayton County Dev. Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.):
Series 2000 B, 1.93%, LOC Gen. Elec. Cap. Corp., VRDN (a)(d)	3,290,000	3,290,000
Municipal Securities - continued
	Principal Amount	Value
Georgia - continued
Clayton County Dev. Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.): - continued
Series 2000 C, 1.93%, LOC Gen. Elec. Cap. Corp., VRDN (a)(d)	$ 2,800,000	$ 2,800,000
Paulding County Indl. Bldg. Auth. Rev. (Cadillac Products, Inc. Proj.) Series 1994, 2.01%, LOC JPMorgan Chase Bank, VRDN (a)(d)	1,075,000	1,075,000
		10,805,000
Hawaii - 0.1%
Hawaii Arpts. Sys. Rev. Participating VRDN Series PA 1238, 1.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	1,695,000	1,695,000
Illinois - 0.5%
Belvidere Indl. Dev. Rev. (R&D Thiel, Inc. Proj.) Series 1996, 1.97%, LOC U.S. Bank NA, Minnesota, VRDN (a)(d)	1,500,000	1,500,000
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series MT 49, 1.95% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)(e)	2,000,000	2,000,000
Series PT 1993, 1.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	1,080,000	1,080,000
Series PT 980, 1.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	1,335,000	1,335,000
Series ROC II R70, 1.94% (Liquidity Facility Citibank NA) (a)(d)(e)	2,100,000	2,100,000
Illinois Dev. Fin. Auth. Indl. Dev. Rev. (Camcraft Proj.) Series 1993, 2.09%, LOC JPMorgan Chase Bank, VRDN (a)(d)	100,000	100,000
		8,115,000
Indiana - 0.1%
Indianapolis Econ. Dev. Rev.:
(EPI Printers, Inc. Proj.) Series 1995, 2.01%, LOC Comerica Bank, Detroit, VRDN (a)(d)	235,000	235,000
(US LLC Proj.) Series 1996, 2.02%, LOC JPMorgan Chase Bank, VRDN (a)(d)	215,000	215,000
Lebanon Econ. Dev. Rev. (White Castle Sys., Inc. Proj.) 2.1%, LOC JPMorgan Chase Bank, VRDN (a)(d)	490,000	490,000
		940,000
Kentucky - 0.3%
Kenton County Arpt. Board Arpt. Rev. Participating VRDN Series FRRI 02 L15, 1.98% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(e)	5,000,000	5,000,000
Municipal Securities - continued
	Principal Amount	Value
Louisiana - 0.9%
East Baton Rouge Mtg. Fing. Auth. Single Family Rev. Participating VRDN Series MS 973, 1.94% (Liquidity Facility Morgan Stanley) (a)(d)(e)	$ 3,800,000	$ 3,800,000
Louisiana Hsg. Fin. Agcy. Mtg. Rev. Participating VRDN Series MS 01 694, 1.96% (Liquidity Facility Morgan Stanley) (a)(d)(e)	2,155,000	2,155,000
West Baton Rouge Parish Indl. District #3 Rev.:
Bonds (Dow Chemical Co. Proj.) Series 1991, 2% tender 3/1/05, CP mode	1,300,000	1,300,000
(Dow Chemical Co. Proj.):
Series 1993, 1.97%, VRDN (a)(d)	3,800,000	3,800,000
Series 1994 B, 1.91%, VRDN (a)	2,000,000	2,000,000
Series 1995, 1.97%, VRDN (a)(d)	1,250,000	1,250,000
		14,305,000
Maryland - 0.2%
Montgomery County Hsg. Opportunity Commission Single Family Mtg. Rev. Participating VRDN Series MT 89, 1.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	3,435,000	3,435,000
Michigan - 0.0%
Michigan Strategic Fund Poll. Cont. Rev. (Gen. Motors Corp. Proj.) Series 1988 A, 2.5%, VRDN (a)	630,000	630,000
Minnesota - 0.2%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Participating VRDN Series PT 727, 1.95% (Liquidity Facility BNP Paribas SA) (a)(d)(e)	1,700,000	1,700,000
Minnesota Hsg. Fin. Agcy. Participating VRDN Series PA 1256, 1.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	1,540,000	1,540,000
		3,240,000
Mississippi - 0.1%
Mississippi Home Corp. Single Family Rev. Participating VRDN Series PT 1446, 1.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	2,340,000	2,340,000
Missouri - 0.7%
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Participating VRDN Series PT 2530, 1.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	6,640,000	6,640,000
Saint Louis Indl. Dev. Auth. (Metropolitan Lofts Apts. Proj.) Series 2003 C, 1.96%, LOC U.S. Bank NA, Minnesota, VRDN (a)(d)	4,050,000	4,050,000
		10,690,000
Municipal Securities - continued
	Principal Amount	Value
Nebraska - 0.1%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Participating VRDN Series Merlots 00 UU, 1.96% (Liquidity Facility Wachovia Bank NA) (a)(d)(e)	$ 1,455,000	$ 1,455,000
Nevada - 0.0%
Nevada Director of Dept. Commerce Indl. Dev. Rev. (Primex Corp. Proj.) 2.02%, LOC JPMorgan Chase Bank, VRDN (a)(d)	655,000	655,000
New Hampshire - 0.3%
Clipper Tax-Exempt Trust Participating VRDN Series 2003 4, 1.97% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)(e)	2,894,895	2,894,895
New Hampshire Hsg. Fin. Auth. Single Family Rev. Participating VRDN Series Merlots 01 A82, 1.96% (Liquidity Facility Wachovia Bank NA) (a)(d)(e)	1,225,000	1,225,000
		4,119,895
New York - 1.2%
New York City Hsg. Dev. Corp. Multi-family Rev. (92nd & First Residential Tower Proj.) Series A, 1.89%, LOC Fleet Nat'l. Bank, VRDN (a)(d)	20,000,000	20,000,000
Non State Specific - 0.6%
Clipper Tax-Exempt Ctfs. Trust Participating VRDN Series 2004 11, 2.01% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)(e)	3,700,000	3,700,000
Clipper Tax-Exempt Trust Participating VRDN:
Series 2003 1, 2.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	1,384,311	1,384,311
Series 2003 10, 2.06% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)(e)	3,397,739	3,397,739
Series 2003 13, 1.98% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	1,000,000	1,000,000
Series 2003 3, 2.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	834,000	834,000
		10,316,050
North Carolina - 0.3%
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Participating VRDN:
Series FRRI 03 L17, 1.98% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(e)	2,200,000	2,200,000
Series LB 03 L44J, 1.98% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(e)	2,000,000	2,000,000
		4,200,000
Municipal Securities - continued
	Principal Amount	Value
North Dakota - 0.1%
Hebron Indl. Dev. Rev. (Dacco, Inc. Proj.) 1.97%, LOC U.S. Bank NA, Minnesota, VRDN (a)(d)	$ 1,300,000	$ 1,300,000
Ohio - 0.0%
Summit County Indl. Dev. Rev. (Ganzhorn Properties Proj.) 2.02%, LOC JPMorgan Chase Bank, VRDN (a)(d)	660,000	660,000
Oklahoma - 0.3%
Oklahoma Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN Series LB 03 L29J, 1.98% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(e)	3,835,000	3,835,000
Tulsa County Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series MS 01 582, 1.96% (Liquidity Facility Morgan Stanley) (a)(d)(e)	1,107,000	1,107,000
		4,942,000
Oregon - 0.1%
Portland Econ. Dev. Rev. (Columbia Aluminum Recycling Proj.) 1.98%, LOC U.S. Bank NA, Minnesota, VRDN (a)(d)	2,400,000	2,400,000
Pennsylvania - 0.8%
Allegheny County Indl. Dev. Auth. Rev. (UPMC Children's Hosp. Proj.) Series 2004 A, 1.95%, VRDN (a)	3,600,000	3,600,000
Cambria County Ind. Dev. Auth. (Cambria Cogen Co. Proj.) Series 1998 A1, 2.05%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (a)(d)	7,300,000	7,300,000
Pittsburgh Urban Redev. Auth. Single Family Mortgage Rev. Participating VRDN Series PT 996, 1.93% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	1,505,000	1,505,000
		12,405,000
South Carolina - 0.6%
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series A, 1.94%, VRDN (a)	1,100,000	1,100,000
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Participating VRDN Series BA 01 L, 2.01% (Liquidity Facility Bank of America NA) (a)(d)(e)	2,880,000	2,880,000
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev. (Mohawk Ind., Inc. Proj.) Series 1997 B, 1.93%, LOC Wachovia Bank NA, VRDN (a)(d)	1,200,000	1,200,000
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 2.2% tender 4/7/05, CP mode	4,600,000	4,600,000
		9,780,000
Municipal Securities - continued
	Principal Amount	Value
South Dakota - 0.4%
South Dakota Hsg. Dev. Auth. Participating VRDN:
Series LB 04 L34J, 1.98% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(e)	$ 2,220,000	$ 2,220,000
Series LB 04 L67 1.98% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(e)	3,695,000	3,695,000
		5,915,000
Tennessee - 0.5%
Maury County Indl. Dev. Board Wtr. Facility Rev. (Saturn Corp. Proj.) Series 1987, 2.55%, VRDN (a)(d)	1,700,000	1,700,000
Tennessee Hsg. Dev. Agcy. Participating VRDN:
Series LB 04 L7, 1.98% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(e)	2,625,000	2,625,000
Series LB L32J, 2.03% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(e)	4,600,000	4,600,000
		8,925,000
Texas - 1.6%
Bell County Indl. Dev. Corp. Indl. Dev. Rev. (Metal Sales Manufacturing Corp. Proj.) 2%, LOC U.S. Bank NA, Minnesota, VRDN (a)(d)	280,000	280,000
Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) 1.9%, LOC Wachovia Bank NA, VRDN (a)(d)	2,500,000	2,500,000
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN:
Series Merlots 00 II, 1.96% (Liquidity Facility Wachovia Bank NA) (a)(d)(e)	3,200,000	3,200,000
Series Merlots 03 A34, 1.96% (Liquidity Facility Wachovia Bank NA) (a)(d)(e)	1,600,000	1,600,000
Series PT 2156, 1.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	2,620,000	2,620,000
Series Putters 353, 1.93% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	1,650,000	1,650,000
Series Putters 604, 1.93% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(d)(e)	2,170,000	2,170,000
Series ROC II 251, 1.94% (Liquidity Facility Citibank NA) (a)(d)(e)	2,525,000	2,525,000
Dallas Hsg. Fin. Corp. Multi-family Hsg. Rev. (Cherrycrest Villas Apts. Proj.) 1.95%, LOC Wachovia Bank NA, VRDN (a)(d)	4,800,000	4,800,000
San Antonio Arpt. Sys. Rev. Participating VRDN Series Stars 107, 1.95% (Liquidity Facility BNP Paribas SA) (a)(d)(e)	4,345,000	4,345,000
		25,690,000
Municipal Securities - continued
	Principal Amount	Value
Vermont - 0.2%
Vermont Hsg. Fin. Agcy. Single Family Participating VRDN Series BA 02 I, 1.99% (Liquidity Facility Bank of America NA) (a)(d)(e)	$ 2,710,000	$ 2,710,000
Virginia - 0.4%
Chesterfield County Indl. Dev. Auth. Rev. Participating VRDN Series PT 886, 1.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	1,300,000	1,300,000
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 2.05% tender 3/4/05, CP mode (d)	1,200,000	1,200,000
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1984, 2% tender 3/7/05, CP mode	4,000,000	4,000,000
		6,500,000
Washington - 0.1%
Washington Hsg. Fin. Commission Participating VRDN Series PT 715, 1.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	2,100,000	2,100,000
Wisconsin - 1.1%
Hartford Cmnty. Dev. Auth. Indl. Dev. Rev. (TNT/Larpen Supply Proj.) 2.02%, LOC JPMorgan Chase Bank, VRDN (a)(d)	1,270,000	1,270,000
Wisconsin Hsg. & Econ. Dev. Auth. Home Ownership Rev. Series D, 1.9% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)(d)	17,000,000	17,000,000
		18,270,000
Other - 1.4%
Fidelity Municipal Cash Central Fund, 1.83% (b)(c)	23,364,100	23,364,100
TOTAL INVESTMENT PORTFOLIO - 96.4% (Cost $1,561,637,487)		1,561,637,487
NET OTHER ASSETS - 3.6%		58,449,444
NET ASSETS - 100%		$ 1,620,086,931
Security Type Abbreviations
CP - COMMERCIAL PAPER
TAN - TAX ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,915,000 or 0.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Miami-Dade County Hsg. Fin. Auth. Bonds Series Merlots 00 HHH, 2.17%, tender 11/10/05 (Liquidity Facility Wachovia Bank NA)	7/17/00 - 11/12/03	$ 6,915,000
Income Tax Information

At February 28, 2005, the aggregate cost of investment securities for income tax purposes was $1,561,652,272. Net unrealized depreciation aggregated $14,785, all of which was related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Court Street Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust II

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	April 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	April 20, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	April 20, 2005